UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2007

Date of reporting period:	June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2007

Total Return for the 12 Months Ended June 30, 2007
Class A	Class B	Class C	Class D	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
20.44%	19.54%	19.53%	20.72%	21.18%	20.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Stocks performed well over the 12 months ended June 30, 2007, but conditions became more challenging as the period progressed. In the second half of 2006, the stock market rallied strongly. At its August policy meeting and for the remainder of the reporting period, the Federal Open Market Committee (the "Fed") suspended increasing the target federal funds rate. Inflation levels, the Fed's highest priority policy concern, remained in check. Moreover, economic growth appeared to be moderating without falling into recession, which removed some measure of uncertainty from investors' minds. Corporate earnings were still robust, and merger and acquisition (M&A) activity and corporate buyouts continued to propel positive sentiment. Early signs of a slowing housing market were evident but a retreat in oil and gasoline prices in the second half of 2006 translated to better than expected consumer spending data.

But in the first six months of 2007, greater uncertainties emerged. In the first quarter, economic activity as measured by gross domestic product (GDP) growth was much lower than it has been in several years. Although consumer spending kept the economy afloat in 2006, oil and gasoline prices turned upward again in 2007, the housing market showed further weakness and market interest rates headed north. Furthermore, the ailing subprime mortgage market (which makes loans to less creditworthy borrowers) left in its wake several failed lenders and collapsing hedge funds that had invested in subprime mortgage-related securities. This news weighed on the markets, contributing to fears that the subprime contagion could spread across the credit market and stifle the corporate buyout boom that had driven the market for the past few years and in the first half of 2007, especially.

Yet, stocks still managed to climb, with several major market indexes hitting new highs in 2007. Corporate earnings reported for the first quarter held up better than expected — although those expectations had been lowered — and profits continued to show strength. M&A mania also continued to fuel investor optimism. Mixed economic data in the second quarter supported a rebound in GDP, which increased from an annual rate of 0.6 percent in the first quarter to 3.4 percent in the second quarter. Nonetheless, analysts and corporate managements continued to adjust their earnings expectations downward for the second quarter.

Performance Analysis

All share classes of Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight

Index and the Lipper Multi-Cap Core Funds Index for the 12 months ended June 30, 2007, assuming no deduction of applicable sales charges.

The top 10 sectors represented in the Fund had positive absolute returns during the period, led by telecommunication services, materials and utilities. The telecom sector continued to benefit from improving industry fundamentals following a wave of consolidation within the industry. Strong global demand for materials and M&A announcements by several companies helped drive the performance of the materials sector. The utilities sector was bolstered by the rising energy prices, as the utility companies can pass through these costs to customers.

However, the financials, consumer staples and technology sectors had the lowest absolute returns during the period. Amid the housing slump, subprime mortgage woes and rising interest rates, investors rotated away from banks and real estate investment trusts (REITs), dragging down the financials sector. Similarly, concerns about how well consumer spending would fare in this environment hampered the consumer staples sector during the period. Although there were a few bright spots in terms of individual technology companies that did well, the performance of the broad technology sector continued to be anemic, as it has been for the past several years.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Apollo Group, Inc. (Class A)	0.2%
General Motors Corp.	0.2
VeriSign, Inc.	0.2
Tiffany & Co.	0.2
Ford Motor Co.	0.2
Commerce Bancorp, Inc.	0.2
SanDisk Corp.	0.2
Tektronix, Inc.	0.2
Cienna Corp.	0.2
Ingersoll-Rand Co. Ltd. (Bermuda)	0.2
TOP FIVE INDUSTRIES
Electric Utilities	5.0%
Medical Specialties	3.3
Semiconductors	2.7
Major Banks	2.5
Real Estate Investment Trusts	2.4

Data as of June 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's® 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended June 30, 2007
Symbol	Class A Shares* (since 07/28/97) VADAX		Class B Shares** (since 12/01/87) VADBX		Class C Shares† (since 07/28/97) VADCX		Class D Shares†† (since 07/28/97) VADDX
1 Year	20.44% 14.12	[3] [4]	19.54% 14.54	[3] [4]	19.53% 18.53	[3] [4]	20.72% —	[3]
5 Years	13.34 12.12	[3] [4]	12.49 12.24	[3] [4]	12.50 12.50	[3] [4]	13.61 —	[3]
10 Years	— —		9.67 9.67	[3] [4]	— —		— —
Since Inception	9.77 9.17	[3] [4]	12.58 12.58	[3] [4]	8.96 8.96	[3] [4]	10.03 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on June 30, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 – 06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class A
Actual (8.54% return)	$1,000.00	$1,085.40	$3.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.77	$3.06
Class B
Actual (8.15% return)	$1,000.00	$1,081.50	$7.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.90
Class C
Actual (8.12% return)	$1,000.00	$1,081.20	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.51
Class D
Actual (8.66% return)	$1,000.00	$1,086.60	$1.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.91	$1.91

*  Expenses are equal to the Fund's annualized expense ratios of 0.61%, 1.38%, 1.30% and 0.38% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund's commissions are used to pay for execution services only.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Advertising/Marketing Services (0.4%)
397,480	Interpublic Group of Companies, Inc. (The)*	$4,531,272
88,736	Omnicom Group, Inc.	4,695,909
		9,227,181
	Aerospace & Defense (1.7%)
49,386	Boeing Co. (The)	4,748,958
58,413	General Dynamics Corp.	4,569,065
83,443	Goodrich Corp.	4,969,865
49,190	L-3 Communications Holdings, Inc.	4,790,614
47,755	Lockheed Martin Corp.	4,495,178
62,421	Northrop Grumman Corp.	4,860,723
38,581	Precision Castparts Corp.	4,682,190
85,406	Raytheon Co.	4,602,529
66,343	Rockwell Collins, Inc.	4,686,470
		42,405,592
	Agricultural Commodities/ Milling (0.2%)
134,260	Archer-Daniels-Midland Co.	4,442,663
	Air Freight/Couriers (0.5%)
88,518	C.H. Robinson Worldwide, Inc.	4,648,965
41,400	FedEx Corp.	4,594,158
62,214	United Parcel Service, Inc. (Class B)	4,541,622
		13,784,745
	Airlines (0.2%)
317,109	Southwest Airlines Co.	4,728,095
	Aluminum (0.2%)
116,520	Alcoa, Inc.	4,722,555
	Apparel/Footwear (1.1%)
94,696	Coach, Inc.*	4,487,643
158,937	Jones Apparel Group, Inc.	4,489,970
124,447	Liz Claiborne, Inc.	4,641,873
86,312	Nike, Inc. (Class B)	5,031,126
51,131	Polo Ralph Lauren Corp.	5,016,462

NUMBER OF SHARES		VALUE
51,792	V.F. Corp.	$4,743,111
		28,410,185
	Apparel/Footwear Retail (1.0%)
59,295	Abercrombie & Fitch Co. (Class A)	4,327,349
246,225	Gap, Inc. (The)	4,702,898
175,782	Limited Brands, Inc.	4,825,216
88,892	Nordstrom, Inc.	4,544,159
165,094	TJX Companies, Inc. (The)	4,540,085
		22,939,707
	Auto Parts: O.E.M. (0.4%)
51,500	Eaton Corp.	4,789,500
42,729	Johnson Controls, Inc.	4,946,736
		9,736,236
	Automotive Aftermarket (0.2%)
137,237	Goodyear Tire & Rubber Co. (The)*	4,770,358
	Beverages: Alcoholic (0.8%)
90,689	Anheuser-Busch Companies, Inc.	4,730,338
66,640	Brown-Forman Corp. (Class B)	4,870,051
201,883	Constellation Brands Inc. (Class A)*	4,901,719
50,995	Molson Coors Brewing Co. (Class B)	4,714,998
		19,217,106
	Beverages: Non-Alcoholic (0.8%)
93,313	Coca-Cola Co. (The)	4,881,203
210,292	Coca-Cola Enterprises Inc.	5,047,008
140,448	Pepsi Bottling Group, Inc. (The)	4,730,289
69,874	PepsiCo, Inc.	4,531,329
		19,189,829

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.2%)
78,109	Amgen Inc.*	$4,318,647
94,433	Biogen Idec Inc.*	5,052,166
79,947	Celgene Corp.*	4,583,362
72,737	Genzyme Corp.*	4,684,263
119,936	Gilead Sciences, Inc.*	4,649,919
63,444	Millipore Corp.*	4,764,010
		28,052,367
	Broadcasting (0.2%)
126,427	Clear Channel Communications, Inc.	4,781,470
		4,781,470
	Building Products (0.4%)
80,922	American Standard Companies, Inc.	4,772,780
157,311	Masco Corp.	4,478,644
		9,251,424
	Cable/Satellite TV (0.4%)
169,376	Comcast Corp. (Class A)*	4,762,853
197,379	DIRECTV Group, Inc. (The)*	4,561,429
		9,324,282
	Casino/Gaming (0.4%)
54,199	Harrah's Entertainment, Inc.	4,621,007
117,682	International Game Technology	4,671,975
		9,292,982
	Chemicals: Agricultural (0.2%)
74,734	Monsanto Co.	5,047,534
	Chemicals: Major Diversified (1.0%)
101,626	Dow Chemical Co. (The)	4,493,902
90,671	E.I. du Pont de Nemours & Co.	4,609,714
75,048	Eastman Chemical Co	4,827,838
238,406	Hercules Inc.*	4,684,678

NUMBER OF SHARES		VALUE
88,967	Rohm & Haas Co.	$4,864,716
		23,480,848
	Chemicals: Specialty (0.8%)
59,330	Air Products & Chemicals, Inc.	4,768,352
73,891	Ashland Inc.	4,725,329
67,360	Praxair, Inc.	4,849,246
113,858	Sigma-Aldrich Corp.	4,858,321
		19,201,248
	Coal (0.4%)
101,089	CONSOL Energy, Inc.	4,661,214
92,699	Peabody Energy Corp.	4,484,778
		9,145,992
	Commercial Printing/ Forms (0.2%)
111,022	Donnelley (R.R.) & Sons Co.	4,830,567
	Computer Communications (0.8%)
282,637	Avaya Inc.*	4,759,607
168,338	Cisco Systems, Inc.*	4,688,213
190,013	Juniper Networks, Inc.*	4,782,627
269,321	QLogic Corp.*	4,484,195
		18,714,642
	Computer Peripherals (0.6%)
279,379	EMC Corp.*	5,056,760
89,270	Lexmark International, Inc. (Class A)*	4,401,904
144,584	Network Appliance, Inc.*	4,221,853
42,000	Seagate Technology Inc. (Escrow) (a)	0
		13,680,517
	Computer Processing Hardware (1.0%)
40,229	Apple Inc.*	4,909,547
174,298	Dell Inc.*	4,976,208
106,043	Hewlett-Packard Co.	4,731,639
92,065	NCR Corp.*	4,837,095

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
913,024	Sun Microsystems, Inc.*	$4,802,506
		24,256,995
	Construction Materials (0.2%)
39,394	Vulcan Materials Co.	4,512,189
	Containers/Packaging (1.0%)
88,615	Ball Corp.	4,711,660
138,420	Bemis Company, Inc.	4,592,776
141,652	Pactiv Corp.*	4,517,282
147,876	Sealed Air Corp.	4,587,114
77,692	Temple-Inland Inc.	4,780,389
		23,189,221
	Contract Drilling (1.0%)
77,247	ENSCO International Inc.	4,712,839
137,666	Nabors Industries, Ltd. (Bermuda)*	4,595,291
50,831	Noble Corp. (Cayman Islands)	4,957,039
118,863	Rowan Companies, Inc.	4,871,006
47,134	Transocean Inc. (Cayman Islands)*	4,995,261
		24,131,436
	Data Processing Services (1.7%)
82,268	Affiliated Computer Services, Inc. (Class A)*	4,666,240
93,791	Automatic Data Processing, Inc.	4,546,050
85,090	Computer Sciences Corp.*	5,033,074
186,746	Convergys Corp.*	4,526,723
89,747	Fidelity National Information Services, Inc.	4,871,467
149,191	First Data Corp.	4,874,070
82,858	Fiserv, Inc.*	4,706,334
114,213	Paychex, Inc.	4,468,013
201,432	Western Union Co.	4,195,829
		41,887,800
	Department Stores (0.8%)
133,487	Dillard's, Inc. (Class A)	4,796,188
64,550	Kohl's Corp.*	4,584,987

NUMBER OF SHARES		VALUE
118,377	Macy's, Inc.	$4,709,037
60,925	Penney (J.C.) Co., Inc.	4,409,752
		18,499,964
	Discount Stores (1.4%)
152,573	Big Lots, Inc.*	4,488,698
82,203	Costco Wholesale Corp.	4,810,520
214,688	Dollar General Corp.	4,705,961
138,255	Family Dollar Stores, Inc.	4,744,912
26,350	Sears Holdings Corp.*	4,466,325
75,789	Target Corp.	4,820,180
94,575	Wal-Mart Stores, Inc.	4,550,003
		32,586,599
	Drugstore Chains (0.4%)
128,813	CVS Caremark Corp.	4,695,234
104,175	Walgreen Co.	4,535,780
		9,231,014
	Electric Utilities (5.0%)
210,501	AES Corp. (The)*	4,605,761
92,030	Allegheny Energy, Inc.*	4,761,632
91,429	Ameren Corp.	4,480,935
99,649	American Electric Power Co., Inc.	4,488,191
259,445	CenterPoint Energy, Inc.	4,514,343
265,996	CMS Energy Corp.	4,575,131
97,335	Consolidated Edison, Inc.	4,391,755
53,840	Constellation Energy Group, Inc.	4,693,233
53,845	Dominion Resources, Inc.	4,647,362
94,341	DTE Energy Co.	4,549,123
242,928	Duke Energy Corp.	4,445,582
86,203	Edison International	4,837,712
43,148	Entergy Corp.	4,631,938
65,081	Exelon Corp.	4,724,881
71,778	FirstEnergy Corp.	4,646,190
76,005	FPL Group, Inc.	4,312,524
86,538	Integrys Energy Group, Inc.	4,390,073
97,852	PG&E Corp.	4,432,696
104,766	Pinnacle West Capital Corp.	4,174,925
103,795	PPL Corp.	4,856,568
96,520	Progress Energy, Inc.	4,400,347

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
54,567	Public Service Enterprise Group	$4,789,891
129,480	Southern Co. (The)	4,439,869
268,693	TECO Energy, Inc.	4,616,146
71,430	TXU Corp.	4,807,239
211,019	Xcel Energy, Inc.	4,319,559
		118,533,606
	Electrical Products (0.6%)
84,964	Cooper Industries Ltd. (Class A) (Bermuda)	4,850,595
99,532	Emerson Electric Co.	4,658,098
150,610	Molex Inc.	4,519,806
		14,028,499
	Electronic Components (0.9%)
224,041	Jabil Circuit, Inc.	4,944,585
78,628	MEMC Electronic Materials, Inc.*	4,805,743
104,466	SanDisk Corp.*	5,112,566
721,825	Sanmina-SCI Corp.*	2,259,312
1,278,950	Solectron Corp.*	4,706,536
		21,828,742
	Electronic Equipment/ Instruments (1.0%)
125,186	Agilent Technologies, Inc.*	4,812,149
332,188	JDS Uniphase Corp.*	4,461,285
69,415	Rockwell Automation, Inc.	4,820,178
151,239	Tektronix, Inc.	5,102,804
256,602	Xerox Corp.*	4,742,005
		23,938,421
	Electronic Production Equipment (0.8%)
244,014	Applied Materials, Inc.	4,848,558
86,372	KLA-Tencor Corp.	4,746,141
152,321	Novellus Systems, Inc.*	4,321,347
271,090	Teradyne, Inc.*	4,765,762
		18,681,808
	Electronics/Appliance Stores (0.5%)
96,520	Best Buy Co., Inc.	4,504,588

NUMBER OF SHARES		VALUE
276,094	Circuit City Stores - Circuit City Group	$4,163,498
141,236	RadioShack Corp.	4,680,561
		13,348,647
	Electronics/Appliances (0.6%)
165,378	Eastman Kodak Co.	4,602,470
41,390	Harman International Industries, Inc.	4,834,352
42,260	Whirlpool Corp.	4,699,312
		14,136,134
	Engineering & Construction (0.2%)
44,198	Fluor Corp.	4,922,331
	Environmental Services (0.4%)
348,470	Allied Waste Industries, Inc.*	4,690,406
122,808	Waste Management, Inc.	4,795,652
		9,486,058
	Finance/Rental/ Leasing (1.4%)
60,028	Capital One Financial Corp.	4,708,596
82,983	CIT Group, Inc.	4,549,958
123,254	Countrywide Financial Corp.	4,480,283
70,505	Fannie Mae	4,606,092
72,395	Freddie Mac	4,394,377
88,160	Ryder System, Inc.	4,743,008
84,994	SLM Corp.	4,893,955
		32,376,269
	Financial Conglomerates (1.0%)
76,011	American Express Co.	4,650,353
86,997	Citigroup, Inc.	4,462,076
91,621	JPMorgan Chase & Co.	4,439,037
77,026	Principal Financial Group, Inc.	4,489,846
47,667	Prudential Financial, Inc.	4,634,662
		22,675,974

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
	Financial Publishing/ Services (0.6%)
109,591	Equifax, Inc.	$4,868,032
68,483	McGraw-Hill Companies, Inc. (The)	4,662,323
68,180	Moody's Corp.	4,240,796
		13,771,151
	Food Distributors (0.2%)
138,130	SYSCO Corp.	4,556,909
	Food Retail (0.8%)
158,147	Kroger Co. (The)	4,448,675
134,425	Safeway Inc.	4,574,483
102,327	SUPERVALU, Inc.	4,739,787
116,257	Whole Foods Market, Inc.	4,452,643
		18,215,588
	Food: Major Diversified (1.4%)
117,084	Campbell Soup Co.	4,544,030
178,712	ConAgra Foods Inc.	4,800,204
79,225	General Mills, Inc.	4,628,325
98,164	Heinz (H.J.) Co.	4,659,845
88,380	Kellogg Co.	4,577,200
130,580	Kraft Foods Inc. (Class A)	4,602,945
270,794	Sara Lee Corp.	4,711,816
		32,524,365
	Food: Meat/Fish/Dairy (0.4%)
147,639	Dean Foods Co.*	4,705,255
215,145	Tyson Foods, Inc. (Class A)	4,956,941
		9,662,196
	Food: Specialty/Candy (0.6%)
90,283	Hershey Co. (The)	4,570,125
122,562	McCormick & Co., Inc. (Non-Voting)	4,679,417
85,117	Wrigley (Wm.) Jr. Co.	4,707,821
		13,957,363
	Forest Products (0.2%)
57,203	Weyerhaeuser Co.	4,515,033
	Gas Distributors (1.3%)
504,393	Dynegy, Inc. (Class A)*	4,761,470

NUMBER OF SHARES		VALUE
109,937	KeySpan Corp.	$4,615,155
101,202	Nicor Inc.	4,343,590
214,454	NiSource, Inc.	4,441,342
87,464	Questar Corp.	4,622,472
77,103	Sempra Energy	4,566,811
179,689	Spectra Energy Corp.	4,664,726
		32,015,566
	Home Building (0.9%)
105,293	Centex Corp.	4,222,249
215,860	D.R. Horton, Inc.	4,302,090
105,582	KB Home	4,156,763
110,411	Lennar Corp. (Class A)	4,036,626
185,246	Pulte Homes, Inc.	4,158,773
		20,876,501
	Home Furnishings (0.4%)
195,537	Leggett & Platt, Inc.	4,311,591
157,311	Newell Rubbermaid, Inc.	4,629,663
		8,941,254
	Home Improvement Chains (0.6%)
121,496	Home Depot, Inc. (The)	4,780,868
146,142	Lowe's Companies, Inc.	4,485,098
68,938	Sherwin-Williams Co.	4,582,309
		13,848,275
	Hospital/Nursing Management (0.4%)
74,435	Manor Care, Inc.	4,859,861
686,127	Tenet Healthcare Corp.*	4,466,687
		9,326,548
	Hotels/Resorts/ Cruiselines (1.0%)
96,169	Carnival Corp (Panama) (Units)†	4,690,162
132,938	Hilton Hotels Corp.	4,449,435
98,944	Marriott International, Inc. (Class A)	4,278,339
67,642	Starwood Hotels & Resorts Worldwide, Inc.	4,536,749

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
129,432	Wyndham Worldwide Corp.*	$4,693,204
		22,647,889
	Household/Personal Care (1.3%)
120,605	Avon Products, Inc.	4,432,234
71,607	Clorox Co. (The)	4,446,795
69,200	Colgate-Palmolive Co.	4,487,620
100,082	Estee Lauder Companies, Inc. (The) (Class A)	4,554,732
93,630	International Flavors & Fragrances, Inc.	4,881,868
66,457	Kimberly-Clark Corp.	4,445,309
73,690	Procter & Gamble Co. (The)	4,509,091
		31,757,649
	Industrial Conglomerates (1.8%)
55,289	3M Co.	4,798,532
62,791	Danaher Corp.	4,740,721
125,406	General Electric Co.**	4,800,542
82,338	Honeywell International, Inc.	4,633,983
92,575	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	5,074,962
69,875	ITT Corp.	4,771,065
44,166	Textron, Inc.	4,863,118
141,236	Tyco International Ltd. (Bermuda)	4,772,364
67,313	United Technologies Corp.	4,774,511
		43,229,798
	Industrial Machinery (0.4%)
87,558	Illinois Tool Works Inc.	4,744,768
48,443	Parker Hannifin Corp.	4,743,054
		9,487,822
	Industrial Specialties (0.4%)
105,679	Ecolab Inc.	4,512,493
64,647	PPG Industries, Inc.	4,920,283
		9,432,776
	Information Technology Services (1.0%)
141,360	Citrix Systems, Inc.*	4,759,591

NUMBER OF SHARES		VALUE
58,349	Cognizant Technology Solutions Corp. (Class A)*	$4,381,426
165,498	Electronic Data Systems Corp.	4,589,260
46,124	International Business Machines Corp.	4,854,551
551,528	Unisys Corp.*	5,040,966
		23,625,794
	Insurance Brokers/ Services (0.4%)
114,213	AON Corp.	4,866,616
149,357	Marsh & McLennan Companies, Inc.	4,612,144
		9,478,760
	Integrated Oil (1.0%)
58,281	Chevron Corp.	4,909,591
60,199	ConocoPhillips	4,725,622
56,402	Exxon Mobil Corp.	4,731,000
79,463	Hess Corp.	4,685,138
80,962	Murphy Oil Corp.	4,812,381
		23,863,732
	Internet Retail (0.4%)
66,951	Amazon.com, Inc.*	4,580,118
134,229	IAC/InterActiveCorp*	4,645,666
		9,225,784
	Internet Software/ Services (0.6%)
9,582	Google Inc. (Class A)*	5,015,027
165,321	VeriSign, Inc.*	5,245,635
168,831	Yahoo! Inc.*	4,580,385
		14,841,047
	Investment Banks/ Brokers (1.7%)
73,365	Ameriprise Financial, Inc.	4,663,813
30,720	Bear Stearns Companies, Inc. (The)	4,300,800
222,350	Charles Schwab Corp. (The)	4,562,622
8,596	Chicago Mercantile Exchange Holdings Inc.	4,593,359

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
198,752	E*TRADE Group, Inc.*	$4,390,432
21,430	Goldman Sachs Group, Inc. (The)	4,644,953
60,527	Lehman Brothers Holdings Inc.	4,510,472
53,929	Merrill Lynch & Co., Inc.	4,507,386
54,783	Morgan Stanley (Note 4)	4,595,198
		40,769,035
	Investment Managers (1.4%)
123,151	Federated Investors, Inc. (Class B)	4,720,378
36,644	Franklin Resources, Inc.	4,854,231
172,315	Janus Capital Group, Inc.	4,797,250
46,020	Legg Mason, Inc.	4,527,448
108,269	Mellon Financial Corp.	4,763,836
90,721	Price (T.) Rowe Group, Inc.	4,707,513
68,115	State Street Corp.	4,659,066
		33,029,722
	Life/Health Insurance (1.2%)
91,908	AFLAC Inc.	4,724,071
129,740	Genworth Financial Inc. (Class A)	4,463,056
67,099	Lincoln National Corp.	4,760,674
72,618	MetLife, Inc.	4,682,409
68,448	Torchmark Corp.	4,586,016
184,095	UnumProvident Corp.	4,806,720
		28,022,946
	Major Banks (2.5%)
92,068	Bank of America Corp.	4,501,205
115,027	Bank of New York Co., Inc. (The)	4,766,719
110,464	BB&T Corp.	4,493,676
74,307	Comerica, Inc.	4,419,037
205,746	Huntington Bancshares, Inc.	4,678,664
127,864	KeyCorp	4,389,571
135,412	National City Corp.	4,511,928
62,106	PNC Financial Services Group, Inc.	4,445,547
133,646	Regions Financial Corp.	4,423,683
53,196	SunTrust Banks, Inc.	4,561,025

NUMBER OF SHARES		VALUE
135,134	U.S. Bancorp	$4,452,665
85,306	Wachovia Corp.	4,371,933
128,184	Wells Fargo & Co.	4,508,231
		58,523,884
	Major Telecommunications (1.0%)
71,577	ALLTEL Corp.	4,835,026
120,338	AT&T Inc.	4,994,027
76,563	Embarq Corp.	4,851,797
219,629	Sprint Nextel Corp.	4,548,517
112,752	Verizon Communications, Inc.	4,642,000
		23,871,367
	Managed Health Care (1.2%)
96,501	Aetna, Inc.	4,767,149
89,005	CIGNA Corp.	4,647,841
80,186	Coventry Health Care, Inc.*	4,622,723
77,794	Humana, Inc.*	4,738,433
87,160	UnitedHealth Group Inc.	4,457,362
56,956	WellPoint Inc.*	4,546,797
		27,780,305
	Media Conglomerates (1.0%)
144,366	CBS Corp. (Class B)	4,810,275
134,644	Disney (Walt) Co. (The)	4,596,746
207,226	News Corp. (Class A)	4,395,263
221,198	Time Warner, Inc.	4,654,006
111,328	Viacom Inc. (Class B)*	4,634,585
		23,090,875
	Medical Distributors (0.8%)
91,320	AmerisourceBergen Corp.	4,517,600
65,915	Cardinal Health, Inc.	4,656,236
79,130	McKesson Corp.	4,719,313
129,866	Patterson Companies, Inc.*	4,840,106
		18,733,255
	Medical Specialties (3.3%)
158,664	Applera Corp. - Applied Biosystems Group	4,845,599
55,104	Bard (C.R.), Inc.	4,553,244
70,219	Bausch & Lomb, Inc.	4,876,007

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
83,746	Baxter International, Inc.	$4,718,250
60,990	Becton, Dickinson & Co.	4,543,755
106,439	Biomet, Inc.	4,866,391
290,556	Boston Scientific Corp.*	4,457,129
117,233	Hospira, Inc.*	4,576,776
88,172	Medtronic, Inc.	4,572,600
103,132	Pall Corp.	4,743,041
180,664	PerkinElmer, Inc.	4,708,104
110,189	St. Jude Medical, Inc.*	4,571,742
69,456	Stryker Corp.	4,381,979
90,047	Thermo Fisher Scientific, Inc.*	4,657,231
112,540	Varian Medical Systems, Inc.*	4,784,075
79,424	Waters Corp.*	4,714,609
53,539	Zimmer Holdings, Inc.*	4,544,926
		79,115,458
	Miscellaneous Commercial Services (0.2%)
114,241	Cintas Corp.	4,504,523
	Miscellaneous Manufacturing (0.2%)
90,715	Dover Corp.	4,640,072
	Motor Vehicles (0.6%)
543,410	Ford Motor Co.*	5,118,922
139,851	General Motors Corp.	5,286,368
75,823	Harley-Davidson, Inc.	4,519,809
		14,925,099
	Multi-Line Insurance (0.8%)
64,438	American International Group, Inc.	4,512,593
47,466	Hartford Financial Services Group, Inc. (The)	4,675,876
91,717	Loews Corp.	4,675,733
73,831	SAFECO Corp.	4,596,718
		18,460,920
	Office Equipment/ Supplies (0.4%)
69,137	Avery Dennison Corp.	4,596,228

NUMBER OF SHARES		VALUE
100,256	Pitney Bowes Inc.	$4,693,986
		9,290,214
	Oil & Gas Pipelines (0.4%)
283,795	El Paso Corp.	4,889,788
152,524	Williams Companies, Inc. (The)	4,822,809
		9,712,597
	Oil & Gas Production (1.3%)
90,013	Anadarko Petroleum Corp.	4,679,776
55,524	Apache Corp.	4,530,203
129,883	Chesapeake Energy Corp.	4,493,952
58,854	Devon Energy Corp.	4,607,680
60,221	EOG Resources, Inc.	4,399,746
81,727	Occidental Petroleum Corp.	4,730,359
76,298	XTO Energy, Inc.	4,585,510
		32,027,226
	Oil Refining/Marketing (0.6%)
73,160	Marathon Oil Corp.	4,386,674
57,080	Sunoco, Inc.	4,548,134
63,362	Valero Energy Corp.	4,679,917
		13,614,725
	Oilfield Services/ Equipment (1.4%)
55,076	Baker Hughes Inc.	4,633,544
159,650	BJ Services Co.	4,540,446
133,275	Halliburton Co.	4,597,988
45,272	National Oilwell-Varco, Inc.*	4,719,153
57,296	Schlumberger Ltd. (Netherlands Antilles)	4,866,722
80,452	Smith International, Inc.	4,717,705
83,891	Weatherford International Ltd. (Bermuda)*	4,634,139
		32,709,697
	Other Consumer Services (0.6%)
98,701	Apollo Group, Inc. (Class A)*	5,767,099
206,367	Block (H&R), Inc.	4,822,797
143,907	eBay Inc.*	4,630,927
		15,220,823

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
	Other Consumer Specialties (0.2%)
57,085	Fortune Brands, Inc.	$4,702,091
	Packaged Software (2.0%)
110,006	Adobe Systems, Inc.*	4,416,741
107,716	Autodesk, Inc.*	5,071,269
144,267	BMC Software, Inc.*	4,371,290
179,616	CA Inc.	4,639,481
410,434	Compuware Corp.*	4,867,747
154,568	Intuit Inc.*	4,649,405
157,664	Microsoft Corp.**	4,646,358
610,481	Novell, Inc.*	4,755,647
244,070	Oracle Corp.*	4,810,620
246,052	Symantec Corp.*	4,970,250
		47,198,808
	Personnel Services (0.4%)
102,553	Monster Worldwide Inc.*	4,214,928
129,844	Robert Half International, Inc.	4,739,306
		8,954,234
	Pharmaceuticals: Generic Drugs (0.6%)
89,212	Barr Pharmaceuticals Inc.*	4,481,119
248,559	Mylan Laboratories, Inc.	4,521,288
151,808	Watson Pharmaceuticals, Inc.*	4,938,314
		13,940,721
	Pharmaceuticals: Major (1.6%)
85,664	Abbott Laboratories	4,587,307
157,582	Bristol-Myers Squibb Co.	4,973,288
82,578	Eli Lilly & Co. Co.	4,614,459
73,455	Johnson & Johnson	4,526,297
95,549	Merck & Co., Inc.	4,758,340
174,189	Pfiezer, Inc.**	4,454,013
156,412	Schering-Plough Corp.	4,761,181
83,343	Wyeth	4,778,888
		37,453,773
	Pharmaceuticals: Other (0.6%)
77,842	Allergan, Inc.	4,486,813
95,978	Forest Laboratories, Inc.*	4,381,396

NUMBER OF SHARES		VALUE
228,966	King Pharmaceuticals, Inc.*	$4,684,644
		13,552,853
	Precious Metals (0.4%)
57,418	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,755,359
114,043	Newmont Mining Corp.	4,454,520
		9,209,879
	Property - Casualty Insurers (1.4%)
76,063	ACE Ltd. (Cayman Islands)	4,755,459
75,118	Allstate Corp. (The)	4,620,508
86,751	Chubb Corp. (The)	4,696,699
102,031	Cincinnati Financial Corp.	4,428,145
203,636	Progressive Corp. (The)	4,873,009
86,226	Travelers Companies, Inc. (The)	4,613,091
58,106	XL Capital Ltd. (Class A) (Cayman Islands)	4,897,755
		32,884,666
	Publishing: Books/ Magazines (0.2%)
78,295	Meredith Corp.	4,822,972
	Publishing: Newspapers (1.0%)
82,142	Dow Jones & Co., Inc.	4,719,058
79,813	Gannett Co., Inc.	4,385,724
180,189	New York Times Co. (The) (Class A)	4,576,801
100,826	Scripps (E.W.) Co. (Class A)	4,606,740
151,670	Tribune Co.	4,459,098
		22,747,421
	Pulp & Paper (0.4%)
126,308	International Paper Co.	4,932,327
136,657	MeadWestvaco Corp.	4,826,725
		9,759,052
	Railroads (0.8%)
54,781	Burlington Northern Santa Fe Corp.	4,664,054
107,573	CSX Corp.	4,849,391
86,743	Norfolk Southern Corp.	4,560,080

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
40,306	Union Pacific Corp.	$4,641,236
		18,714,761
	Real Estate Development (0.2%)
123,026	CB Richard Ellis Group, Inc. (Class A)*	4,490,449
	Real Estate Investment Trusts (2.4%)
89,530	Apartment Investment & Management Co. (Class A)	4,514,103
80,692	Archstone-Smith Trust	4,769,704
35,604	AvalonBay Communities, Inc.	4,232,604
42,131	Boston Properties, Inc.	4,302,839
81,462	Developers Diversified Realty Corp.	4,293,862
97,872	Equity Residential	4,465,899
192,758	Host Hotels & Resorts Inc.	4,456,565
108,336	Kimco Realty Corp.	4,124,352
113,147	Plum Creek Timber Co., Inc.	4,713,704
74,789	ProLogis	4,255,494
55,518	Public Storage, Inc.	4,264,893
46,508	Simon Property Group, Inc.	4,327,104
39,560	Vornado Realty Trust	4,345,270
		57,066,393
	Recreational Products (0.8%)
136,489	Brunswick Corp.	4,453,636
91,320	Electronic Arts Inc.*	4,321,262
154,174	Hasbro, Inc.	4,842,605
178,366	Mattel, Inc.	4,510,876
		18,128,379
	Regional Banks (1.8%)
138,337	Commerce Bancorp, Inc.	5,117,086
67,389	Compass Bancshares, Inc.	4,648,493
109,503	Fifth Third Bancorp	4,354,934
118,681	First Horizon National Corp.	4,628,559
42,398	M&T Bank Corp.	4,532,346
95,028	Marshall & Ilsley Corp.	4,526,184
74,151	Northern Trust Corp.	4,763,460
144,402	Synovus Financial Corp.	4,433,141
57,341	Zions Bancorporation	4,410,096
		41,414,299

NUMBER OF SHARES		VALUE
	Restaurants (1.0%)
103,440	Darden Restaurants, Inc.	$4,550,326
92,912	McDonald's Corp.	4,716,213
166,034	Starbucks Corp.*	4,356,732
122,004	Wendy's International, Inc.	4,483,647
142,106	Yum! Brands, Inc.	4,649,708
		22,756,626
	Savings Banks (0.6%)
361,629	Hudson City Bancorp, Inc.	4,419,106
203,656	Sovereign Bancorp, Inc.	4,305,288
108,048	Washington Mutual, Inc.	4,607,167
		13,331,561
	Semiconductors (2.7%)
338,281	Advanced Micro Devices, Inc.*	4,837,418
211,116	Altera Corp.	4,671,997
128,217	Analog Devices, Inc.	4,826,088
147,027	Broadcom Corp. (Class A)*	4,300,540
199,968	Intel Corp.**	4,751,240
132,801	Linear Technology Corp.	4,804,740
558,881	LSI Logic Corp.*	4,197,196
142,306	Maxim Integrated Products, Inc.	4,754,443
376,656	Micron Technology, Inc.*	4,719,500
169,959	National Semiconductor Corp.	4,804,741
122,559	NVIDIA Corp.*	5,062,912
374,096	PMC - Sierra, Inc.*	2,891,762
131,504	Texas Instruments Inc.	4,948,496
176,134	Xilinx, Inc.	4,715,107
		64,286,180
	Services to the Health Industry (1.0%)
95,832	Express Scripts, Inc.*	4,792,558
148,097	IMS Health Inc.	4,758,357
60,651	Laboratory Corp. of America Holdings*	4,746,547
60,289	Medco Health Solutions, Inc.*	4,701,939
89,408	Quest Diagnostics Inc.	4,617,923
		23,617,324

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

NUMBER OF SHARES		VALUE
	Specialty Insurance (0.8%)
52,105	Ambac Financial Group, Inc.	$4,543,035
78,082	Assurant, Inc.	4,600,591
71,297	MBIA Inc.	4,436,099
75,437	MGIC Investment Corp.	4,289,348
		17,869,073
	Specialty Stores (1.3%)
210,292	AutoNation, Inc.*	4,718,952
35,281	AutoZone, Inc.*	4,820,090
121,464	Bed Bath & Beyond Inc.*	4,371,489
132,760	Office Depot, Inc.*	4,022,628
110,042	OfficeMax Inc.	4,324,651
184,505	Staples, Inc.	4,378,304
98,321	Tiffany & Co.	5,216,912
		31,853,026
	Specialty Telecommunications (0.8%)
98,782	CenturyTel, Inc.	4,845,257
310,934	Citizens Communications Co.	4,747,962
504,393	Qwest Communications International, Inc.*	4,892,612
315,561	Windstream Corp.	4,657,680
		19,143,511
	Steel (0.6%)
43,986	Allegheny Technologies, Inc.	4,613,251
73,466	Nucor Corp.	4,308,781
41,743	United States Steel Corp.	4,539,551
		13,461,583
	Telecommunication Equipment (1.1%)
71,281	ADC Telecommunications, Inc.*	1,306,580
141,072	Ciena Corp.*	5,096,931
184,025	Corning, Inc.*	4,701,839
251,268	Motorola, Inc.	4,447,444
108,158	QUALCOMM, Inc.	4,692,976
432,625	Tellabs, Inc.*	4,655,045
		24,900,815
	Tobacco (0.6%)
65,244	Altria Group, Inc.	4,576,214
73,560	Reynolds American, Inc.	4,796,112

NUMBER OF SHARES		VALUE
86,799	UST, Inc.	$4,661,974
		14,034,300
	Tools/Hardware (0.6%)
53,393	Black & Decker Corp.	4,715,136
91,268	Snap-On, Inc.	4,609,947
79,567	Stanley Works (The)	4,829,717
		14,154,800
	Trucks/Construction/ Farm Machinery (1.0%)
59,761	Caterpillar Inc.	4,679,286
49,720	Cummins Inc.	5,032,161
39,813	Deere & Co.	4,807,022
53,466	PACCAR, Inc.	4,653,681
57,093	Terex Corp.*	4,641,661
		23,813,811
	Wholesale Distributors (0.4%)
93,555	Genuine Parts Co.	4,640,328
54,020	Grainger (W.W.), Inc.	5,026,561
		9,666,889
Total Common Stocks (Cost $1,246,800,988)		2,316,404,625
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (b) (1.7%)
	Investment Company
$39,137	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $39,136,854)	39,136,854

Total Investments (Cost $1,285,937,842) (c)(d)	99.7%	2,355,541,479
Other Assets In Excess of Liabilities	0.3	7,142,156
Net Assets	100.0%	$2,362,683,635

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments  ■  June 30, 2007 continued

  *  Non-income producing security.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,345,600.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached paired trust shares.

  (a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $36,977,561 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes is $1,288,860,612. The aggregate gross unrealized appreciation is $1,087,645,474 and the aggregate gross unrealized depreciation is $20,964,607, resulting in net unrealized appreciation of $1,066,680,867.

Futures Contracts Open at June 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
212	Long	S&P 500 Mini Index,	$16,063,240	$(341,458)
		September 2007
22	Long	S&P 500 Index, September 2007	8,334,700	(39,397)
15	Long	S&P 500 Midcap 400 Index, September 2007	6,781,500	(36,799)
73	Long	S&P 500 Midcap 400 Mini Index, September 2007	6,600,660	(126,098)
		Total Unrealized Depreciation		$(543,752)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Summary of Investments  ■  June 30, 2007 continued

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$410,393,951		17.5%
Electronic Technology	252,693,712		10.7
Health Technology	172,115,172		7.3
Retail Trade	169,748,604		7.2
Consumer Non-Durables	168,752,993		7.2
Utilities	150,549,172		6.4
Consumer Services	134,685,340		5.7
Technology Services	127,553,449		5.4
Producer Manufacturing	123,477,876		5.2
Consumer Durables	100,634,616		4.3
Process Industries	94,553,342		4.0
Industrial Services	80,962,119		3.4
Energy Minerals	78,651,675		3.3
Health Services	60,724,177		2.6
Communications	43,014,878		1.8
Commercial Services	41,287,656		1.8
Investment Company	39,136,854		1.7
Transportation	37,227,601		1.6
Non-Energy Minerals	36,421,239		1.5
Distribution Services	32,957,053		1.4
	$2,355,541,479	*	100.0%

  *  Does not include open futures contracts with an underlying face amount of $37,780,100 with total unrealized depreciation of $543,752.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments in securities, at value (cost $1,245,637,289)	$2,311,809,427
Investments in affiliates (cost $40,300,553)	43,732,052
Receivable for:
Investments sold	7,405,648
Dividends	2,470,729
Shares of beneficial interest sold	1,333,204
Dividends from affiliates	28,532
Prepaid expenses and other assets	156,748
Total Assets	2,366,936,340
Liabilities:
Payable for:
Payable to bank	31,810
Shares of beneficial interest redeemed	2,618,682
Distribution fee	856,711
Investment advisory fee	229,605
Administration fee	157,383
Transfer agent fee	56,578
Variation margin	55,620
Accrued expenses and other payables	246,316
Total Liabilities	4,252,705
Net Assets	$2,362,683,635
Composition of Net Assets:
Paid-in-capital	$1,158,550,557
Net unrealized appreciation	1,069,059,885
Accumulated undistributed net investment income	10,580,701
Accumulated undistributed net realized gain	124,492,492
Net Assets	$2,362,683,635
Class A Shares:
Net Assets	$1,070,819,798
Shares Outstanding (unlimited authorized, $.01 par value)	23,589,560
Net Asset Value Per Share	$45.39
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$47.90
Class B Shares:
Net Assets	$630,488,992
Shares Outstanding (unlimited authorized, $.01 par value)	14,058,240
Net Asset Value Per Share	$44.85
Class C Shares:
Net Assets	$124,079,825
Shares Outstanding (unlimited authorized, $.01 par value)	2,814,937
Net Asset Value Per Share	$44.08
Class D Shares:
Net Assets	$537,295,020
Shares Outstanding (unlimited authorized, $.01 par value)	11,761,454
Net Asset Value Per Share	$45.68

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the year ended June 30, 2007

Net Investment Income: Income
Dividends	$36,039,191
Interest	1,514,989
Dividends from affiliates	96,341
Total Income	37,650,521
Expenses
Distribution fee (Class A shares)	2,321,706
Distribution fee (Class B shares)	6,639,415
Distribution fee (Class C shares)	1,077,446
Transfer agent fees and expenses	2,700,397
Investment advisory fee	2,648,064
Administration fee	1,798,453
Shareholder reports and notices	743,649
Custodian fees	116,019
Registration fees	91,719
Professional fees	50,578
Trustees' fees and expenses	43,778
Other	361,725
Total Expenses	18,592,949
Less: expense offset	(17,180)
Net Expenses	18,575,769
Net Investment Income	19,074,752
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	148,015,620
Investments in affiliates	395,103
Futures contracts	4,352,829
Capital gain distribution received	21,118
Net Realized Gain	152,784,670
Net Change in Unrealized Appreciation/Depreciation on:
Investments	239,041,794
Investments in affiliates	939,001
Futures contracts	(1,343,781)
Net Change in Unrealized Appreciation/Depreciation	238,637,014
Net Gain	391,421,684
Net Increase	$410,496,436

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2007	FOR THE YEAR ENDED JUNE 30, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$19,074,752	$16,094,238
Net realized gain	152,784,670	117,640,541
Net change in unrealized appreciation/depreciation	238,637,014	87,109,631
Net Increase	410,496,436	220,844,410
Dividends and Distributions to Shareholders from: Net investment income
Class A shares	(8,619,668)	(7,136,306)
Class B shares	(812,481)	—
Class C shares	(302,572)	(176,707)
Class D shares	(5,765,287)	(5,186,984)
Net realized gain
Class A shares	(48,491,021)	(26,783,725)
Class B shares	(35,064,685)	25,859,136
Class C shares	(5,832,435)	(3,454,916)
Class D shares	(26,007,975)	(16,342,081)
Total Dividends and Distributions	(130,896,124)	(84,939,855)
Net decrease from transactions in shares of beneficial interest	(52,268,775)	(48,850,926)
Net Increase	227,331,537	87,053,629
Net Assets:
Beginning of period	2,135,352,098	2,048,298,469
End of Period (Including accumulated undistributed net investment income of $10,580,701 and $7,902,727, respectively)	$2,362,683,635	$2,135,352,098

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007

1. Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

The Distributor has advised the Fund that such excess amounts totaled $41,458,421 at June 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.96%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,104, $876,021 and $13,240, respectively and received $662,010 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $28,532 for the year ended June 30, 2007. During the year ended June 30, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $41,312,739 and $2,175,885, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2007 aggregated $319,004,381 and $485,042,581, respectively. Included in the aforementioned is a sale of $312,340 with another Morgan Stanley fund, including a gain of $79,602. Also, included in the aforementioned are sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,423,083, including realized gains of $395,103.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,537. At June 30, 2007, the Fund had an accrued pension liability of $71,975 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JUNE 30, 2007		FOR THE YEAR ENDED JUNE 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,402,915	$145,080,587	2,688,770	$106,515,636
Conversion from Class B	2,134,233	91,973,031	2,343,137	92,947,322
Reinvestment of dividends and distributions	1,205,382	50,855,059	760,364	29,768,273
Redeemed	(4,396,126)	(187,623,604)	(3,957,110)	(156,807,113)
Net increase — Class A	2,346,404	100,285,073	1,835,161	72,424,118
CLASS B SHARES
Sold	1,736,386	73,582,017	2,370,177	92,507,291
Conversion to Class A	(2,158,605)	(91,973,031)	(2,370,974)	(92,947,322)
Reinvestment of dividends and distributions	776,946	32,515,212	595,651	23,141,059
Redeemed	(3,337,778)	(140,776,075)	(4,238,573)	(165,874,473)
Net decrease — Class B	(2,983,051)	(126,651,877)	(3,643,719)	(143,173,445)
CLASS C SHARES
Sold	514,089	21,441,476	541,752	20,932,763
Reinvestment of dividends and distributions	140,710	5,785,995	89,650	3,428,205
Redeemed	(452,178)	(18,824,712)	(546,981)	(21,093,935)
Net increase — Class C	202,621	8,402,759	84,421	3,267,033
CLASS D SHARES
Sold	2,127,056	90,204,605	3,247,511	129,522,604
Reinvestment of dividends and distributions	661,242	28,036,627	472,263	18,574,090
Redeemed	(3,651,315)	(152,545,962)	(3,245,631)	(129,465,326)
Net increase (decrease) — Class D	(863,017)	(34,304,730)	474,143	18,631,368
Net decrease in Fund	(1,297,043)	$(52,268,775)	(1,249,994)	$(48,850,926)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JUNE 30, 2007	FOR THE YEAR ENDED JUNE 30, 2006
Ordinary income	$27,720,209	$28,038,777
Long- term capital gains	103,175,915	56,901,078
Total distributions	$130,896,124	$84,939,855
As of June 30, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$27,222,978
Undistributed long-term gains	110,310,827
Net accumulated earnings	137,533,805
Temporary differences	(81,594)
Net unrealized appreciation	1,066,680,867
Total accumulated earnings	$1,204,133,078

As of June 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund.

Permanent differences, due to tax adjustments on REITs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
($896,770)	$896,770	—

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements  ■  June 30, 2007 continued

underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.04		$37.58	$34.88	$29.36	$29.59
Income (loss) from investment operations:
Net investment income‡	0.45		0.39	0.33	0.22	0.23
Net realized and unrealized gain (loss)	7.54		3.79	3.17	7.54	(0.34)
Total income (loss) from investment operations	7.99		4.18	3.50	7.76	(0.11)
Less dividends and distributions from:
Net investment income	(0.40)		(0.36)	(0.18)	(0.12)	(0.11)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(2.64)		(1.72)	(0.80)	(2.24)	(0.12)
Net asset value, end of period	$45.39		$40.04	$37.58	$34.88	$29.36
Total Return†	20.44%		11.22%	10.07%	27.26%	(0.32)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.62	%(2)	0.63%	0.70%	0.86%	0.89%
Net investment income	1.05	%(2)	0.98%	0.91%	0.66%	0.88%
Supplemental Data:
Net assets, end of period, in thousands	$1,070,820		$850,678	$729,440	$64,890	$27,491
Portfolio turnover rate	14%		16%	14%	11%	25%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$39.57		$37.10	$34.52	$29.20	$29.54
Income (loss) from investment operations:
Net investment income (loss)‡	0.12		0.09	0.06	(0.04)	0.03
Net realized and unrealized gain (loss)	7.45		3.74	3.14	7.49	(0.35)
Total income (loss) from investment operations	7.57		3.83	3.20	7.45	(0.32)
Less dividends and distributions from:
Net investment income	(0.05)		0.00	0.00	(0.01)	(0.01)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(2.29)		(1.36)	(0.62)	(2.13)	(0.02)
Net asset value, end of period	$44.85		$39.57	$37.10	$34.52	$29.20
Total Return†	19.54%		10.38%	9.29%	26.29%	(1.08)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.38	%(2)	1.38%	1.45%	1.63%	1.65%
Net investment income (loss)	0.29	%(2)	0.23%	0.16%	(0.11)%	0.12%
Supplemental Data:
Net assets, end of period, in thousands	$630,489		$674,371	$767,445	$1,279,687	$928,148
Portfolio turnover rate	14%		16%	14%	11%	25%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(2)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$38.97		$36.60	$34.07	$28.87	$29.22
Income (loss) from investment operations:
Net investment income (loss)‡	0.14		0.11	0.06	(0.03)	0.03
Net realized and unrealized gain (loss)	7.33		3.69	3.09	7.40	(0.35)
Total income (loss) from investment operations	7.47		3.80	3.15	7.37	(0.32)
Less dividends and distributions from:
Net investment income	(0.12)		(0.07)	0.00	(0.05)	(0.02)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(2.36)		(1.43)	(0.62)	(2.17)	(0.03)
Net asset value, end of period	$44.08		$38.97	$36.60	$34.07	$28.87
Total Return†	19.53%		10.44%	9.26%	26.31%	(1.09)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.34	%(2)	1.33%	1.45%	1.63%	1.65%
Net investment income (loss)	0.33	%(2)	0.28%	0.16%	(0.11)%	0.12%
Supplemental Data:
Net assets, end of period, in thousands	$124,080		$101,809	$92,529	$68,101	$30,809
Portfolio turnover rate	14%		16%	14%	11%	25%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE YEAR ENDED JUNE 30,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.28		$37.77	$35.04	$29.44	$29.63
Income (loss) from investment operations:
Net investment income‡	0.56		0.49	0.42	0.30	0.30
Net realized and unrealized gain (loss)	7.58		3.81	3.20	7.56	(0.34)
Total income (loss) from investment operations	8.14		4.30	3.62	7.86	(0.04)
Less dividends and distributions from:
Net investment income	(0.50)		(0.43)	(0.27)	(0.14)	(0.14)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(2.74)		(1.79)	(0.89)	(2.26)	(0.15)
Net asset value, end of period	$45.68		$40.28	$37.77	$35.04	$29.44
Total Return†	20.72%		11.49%	10.38%	27.55%	(0.09)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.38	%(2)	0.38%	0.45%	0.63%	0.65%
Net investment income	1.29	%(2)	1.23%	1.16%	0.89%	1.12%
Supplemental Data:
Net assets, end of period, in thousands	$537,295		$508,494	$458,885	$295,414	$152,558
Portfolio turnover rate	14%		16%	14%	11%	25%
____________________

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Equally-Weighted S&P 500 Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equally-Weighted S&P 500 Fund (the "Fund"), including the portfolio of investments, as of June 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equally-Weighted S&P 500 Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 17, 2007

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2001); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004 to April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Equally-Weighted S&P 500 Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)
During the fiscal year ended June 30, 2007, the Fund paid to its shareholders $2.00 per share from long-term capital gains. For such period, 97.29% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.
Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
Equally-Weighted
S&P 500 Fund

Annual Report

June 30, 2007

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

VADANN–IU07–02916P–Y06/07

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$33,600		N/A

Non-Audit Fees
Audit-Related Fees	$—		4,836,000	(2)
Tax Fees	$5,780	(3)	621,000	(4)
All Other Fees	$—
Total Non-Audit Fees	$5,780		5,457,000

Total	$39,380		5,457,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$32,720		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	5,190,300	(2)
Tax Fees	$5,500	(3)	2,044,491	(4)
All Other Fees	$—
Total Non-Audit Fees	$6,031		7,234,791

Total	$38,751		7,234,791

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)       Not applicable.

(g)      See table above.

(h)      The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007